Share Capital - Change in Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share capital, reserves and other equity interest [Abstract]
Warrants outstanding, beginning balance (in shares)	7,063,862	7,074,348
Warrants expired (in shares)	(7,063,862)	(10,486)
Warrants outstanding, ending balance (in shares)	0	7,063,862
Weighted average exercise price of warrants outstanding, beginning balance (in CAD per share)	$ 46.22	$ 44.34
Weighted average exercise price of warrants expired (in CAD per share)	44.18	388.43
Weighted average exercise price of warrants outstanding, ending balance (in CAD per share)	$ 0	$ 46.22